Revenues - Summary of Revenue Disaggregated by Geographical Region (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 11,934	$ 12,564
China
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,983	2,060
Japan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,813	1,880
South Korea
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,174	1,515
India
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	947	981
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,077	1,207
United States
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,617	1,609
Canada
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	1,376	932
Latin America
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	236	297
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	486	561
Finland
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	263	242
Netherlands
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	176	240
Other
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 786	$ 1,040